DFA INVESTMENT DIMENSIONS GROUP INC.
U.S. Large Cap Growth Portfolio	International Small Cap Growth Portfolio
U.S. Small Cap Growth Portfolio	U.S. High Relative Profitability Portfolio
International Large Cap Growth Portfolio	International High Relative Profitability Portfolio
Dimensional ETF Trust
Dimensional International High Profitability ETF Dimensional Emerging Markets High Profitability ETF

SUPPLEMENT TO THE Statutory
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional ETF Trust, is to notify shareholders of the following changes:

I.
The following is added to the “Additional Information on Investment Objectives and Policies-U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio” section of such Portfolios’ Prospectuses following the first sentence of the first paragraph:

Each Growth Portfolio seeks to achieve its objective by purchasing the securities of U.S. large cap or small cap companies, as applicable, that the Advisor determines to have high profitability and relative prices compared to other U.S. large cap or small cap companies, as applicable, at the time of purchase. An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Advisor will consider additional information such as a company’s growth in profits.

II.
The following is added to the “Additional Information on Investment Objectives and Policies-International Large Cap Growth Portfolio” section of such Portfolio’s Prospectus at the end of the first paragraph:

An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Advisor will consider additional information such as a company’s growth in profits.

III.
The following is added to the “Additional Information on Investment Objectives and Policies-International Small Cap Growth Portfolio” section of such Portfolio’s Prospectus at the end of the first paragraph:

An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Advisor will consider additional information such as a company’s growth in profits.

IV.
The third sentence of the first paragraph in the “Additional Information on Investment Objectives and Policies-U.S. High Relative Profitability Portfolio” section of such Portfolio’s Prospectuses is replaced with the following:

An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Advisor will consider additional information such as a company’s growth in profits.

V.
The third sentence of the first paragraph in the “Additional Information on Investment Objectives and Policies-International High Relative Profitability Portfolio” section of such Portfolio’s Prospectus is replaced with the following:

An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Advisor will consider additional information such as a company’s growth in profits.

VI.
The second sentence of the second paragraph in the “Additional Information on Investment Objectives and Policies-International High Profitability ETF” section of such Portfolio’s Prospectus is replaced with the following:

An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Advisor will consider additional information such as a company’s growth in profits.

VII.
The second sentence of the second paragraph in the “Additional Information on Investment Objectives and Policies-Emerging Markets High Profitability ETF” section of such Portfolio’s Prospectus is replaced with the following:

An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Advisor will consider additional information such as a company’s growth in profits.

The date of this Supplement is October 1, 2026